SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current income tax (expenses) benefit	$ (165,590)	$ (130,307)	$ 78,743
Total	$ (165,590)	$ (130,307)	$ 78,743